Other Gains and Losses - Summary of Other Gains and Losses, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Gain (loss) on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$ (410.1)	$ (13.3)	$ 93.2	$ 1,439.4
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVTPL	(622.5)		(7,973.6)	8,244.5
The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	(0.9)		(1.3)	0.9
Financial assets at amortized cost	(51.5)		4.0	(4.6)
Other gains,net	72.8		489.7	426.2
Other gains and losses	$ (1,012.2)	$ (32.9)	$ (7,388.0)	$ 10,106.4